LEASES - Summary of Carrying Amounts of The Right-of-use Assets and Movements (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	$ 101.9	$ 80.4
Additions	195.7	35.4
Disposal	(0.3)	(0.1)
Impairment	(1.0)	(0.3)
Exchange realignment	8.4	(2.8)
Depreciation of right-of-use assets	(19.5)	(10.7)
Ending balance	285.2	101.9
Leasehold improvement | Non-Collaboration Assets Leased
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	7.9	3.6
Additions	36.9	6.7
Disposal	0.0	(0.1)
Impairment	0.0	0.0
Exchange realignment	0.7	(0.1)
Depreciation of right-of-use assets	(4.3)	(2.2)
Ending balance	41.2	7.9
Leasehold improvement | Collaboration Assets Leased
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	62.9	60.5
Additions	153.7	9.4
Disposal	(0.3)	0.0
Impairment	0.0	0.0
Exchange realignment	5.9	(2.6)
Depreciation of right-of-use assets	(9.8)	(4.4)
Ending balance	212.4	62.9
Leased building and building improvement
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	3.7
Ending balance	2.7	3.7
Leased building and building improvement | Non-Collaboration Assets Leased
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	3.7	4.2
Additions	0.0	0.0
Disposal	0.0	0.0
Impairment	(1.0)	(0.3)
Exchange realignment	0.1	(0.1)
Depreciation of right-of-use assets	(0.1)	(0.1)
Ending balance	2.7	3.7
Machinery and equipment | Collaboration Assets Leased
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	20.6	12.1
Additions	4.1	11.7
Disposal	0.0	0.0
Impairment	0.0	0.0
Exchange realignment	0.8	0.0
Depreciation of right-of-use assets	(3.4)	(3.2)
Ending balance	22.1	20.6
Computer and office equipment | Collaboration Assets Leased
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	4.0	0.0
Additions	0.0	4.5
Disposal	0.0	0.0
Impairment	0.0	0.0
Exchange realignment	0.5	0.0
Depreciation of right-of-use assets	(1.0)	(0.5)
Ending balance	3.5	4.0
Software | Collaboration Assets Leased
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	2.8	0.0
Additions	1.0	3.1
Disposal	0.0	0.0
Impairment	0.0	0.0
Exchange realignment	0.4	0.0
Depreciation of right-of-use assets	(0.9)	(0.3)
Ending balance	$ 3.3	$ 2.8